Simplify Intermediate Term Treasury Futures Strategy ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Principal Value
U.S. Treasury Bills – 98.0%
U.S. Treasury Bill, 5.42%, 4/2/2024(a) ......................................... $ 19,500,000 $ 19,497,175
U.S. Treasury Bill, 5.34%, 4/11/2024(a) ........................................ 500,000 499,273
U.S. Treasury Bill, 5.40%, 4/16/2024(a) ........................................ 9,000,000 8,980,258
U.S. Treasury Bill, 5.39%, 6/6/2024(a) ......................................... 1,000,000 990,444
U.S. Treasury Bill, 5.36%, 6/20/2024(a) ........................................ 13,100,000 12,948,287
U.S. Treasury Bill, 5.36%, 6/25/2024(a) ........................................ 1,000,000 987,801
Total U.S. Treasury Bills (Cost $43,903,239) ........................................ 43,903,238
Shares
Money Market Funds – 0.9%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 5.20%(b)
(Cost $386,461) ......................................................... 386,461 386,461
Total Investments – 98.9%
(Cost $44,289,700) ............................................................ $ 44,289,699
Other Assets in Excess of Liabilities – 1.1% ........................................... 506,411
Net Assets – 100.0% ............................................................ $ 44,796,110
(a) Represents a zero coupon bond. Rate shown reflects the effective yield.
(b) Rate shown reflects the 7-day yield as of March 31, 2024.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 1,206 $ 133,621,031 6/18/24 $ 790,418
Summary of Investment Type††
Industry
% of Net
Assets
U.S. Treasury Bills ................................................................................ 98.0%
Money Market Funds ............................................................................. 0.9%
Total Investments ................................................................................ 98.9%
Other Assets in Excess of Liabilities .................................................................. 1.1%
Net Assets ..................................................................................... 100.0%